Schedule of retainage before net of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Assets
Balance at beginning of the year	$ 245,913	$ 123,579
Increase as a result of changes in progress of ongoing projects	133,450	130,616
Reclassified to accounts receivable as payment becomes unconditional	(24,019)	(8,282)
Balance at end of the year	$ 355,344	$ 245,913